UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06444

Legg Mason Partners Equity Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: October 31

Date of reporting period: January 31, 2013

ITEM 1.	SCHEDULE OF INVESTMENTS.

LEGG MASON PARTNERS EQUITY TRUST

CLEARBRIDGE INTERNATIONAL ALL CAP OPPORTUNITY FUND

FORM N-Q

JANUARY 31, 2013

CLEARBRIDGE INTERNATIONAL ALL CAP OPPORTUNITY FUND

Schedule of Investments (unaudited)	January 31, 2013

SECURITY	SHARES	VALUE
COMMON STOCKS - 97.7%
CONSUMER DISCRETIONARY - 15.0%
Auto Components - 1.0%
Bridgestone Corp.	91,236	$2,387,531

Automobiles - 1.1%
Daimler AG, Registered Shares	45,080	2,624,364

Hotels, Restaurants & Leisure - 1.9%
Carnival PLC	108,900	4,423,242

Household Durables - 3.3%
Corporacion GEO SA de CV, Series B Shares	1,326,830	1,554,887	*
Electrolux AB	135,020	3,567,772
Techtronic Industries Co., Ltd.	1,274,770	2,583,927

Total Household Durables		7,706,586

Internet & Catalog Retail - 1.1%
Dena Co., Ltd.	81,002	2,561,734

Media - 2.6%
Publicis Groupe SA	52,440	3,435,905
WPP PLC	163,400	2,569,496

Total Media		6,005,401

Multiline Retail - 1.5%
Myer Holdings Ltd.	1,401,428	3,638,907

Specialty Retail - 1.4%
Esprit Holdings Ltd.	1,015,772	1,414,542
JUMBO SA	17,270	150,075	*
Tom Tailor Holding AG	70,850	1,666,187

Total Specialty Retail		3,230,804

Textiles, Apparel & Luxury Goods - 1.1%
Anta Sports Products Ltd.	1,487,350	1,390,423
Xtep International Holdings Ltd.	2,878,890	1,232,421

Total Textiles, Apparel & Luxury Goods		2,622,844

TOTAL CONSUMER DISCRETIONARY		35,201,413

CONSUMER STAPLES - 8.7%
Beverages - 2.5%
Anheuser-Busch InBev NV, Strip VVPR	72,800	0	*(a)(b)(c)
C&C Group PLC	890,314	5,826,750

Total Beverages		5,826,750

Food Products - 6.2%
Aryzta AG	81,140	4,560,531	*
Asian Citrus Holdings Ltd.	2,052,480	931,574
CSM	127,030	2,942,533
Koninklijke Wessanen NV	402,870	1,266,345
Marine Harvest ASA	4,811,230	4,817,483	*

Total Food Products		14,518,466

TOTAL CONSUMER STAPLES		20,345,216

ENERGY - 4.2%
Energy Equipment & Services - 0.8%
Lamprell PLC	986,950	2,019,240

Oil, Gas & Consumable Fuels - 3.4%
Cairn Energy PLC	430,261	1,958,471	*
Canadian Natural Resources Ltd.	116,660	3,522,959
Total SA	45,184	2,449,740

Total Oil, Gas & Consumable Fuels		7,931,170

TOTAL ENERGY		9,950,410

See Notes to Schedule of Investments.

CLEARBRIDGE INTERNATIONAL ALL CAP OPPORTUNITY FUND

Schedule of Investments (unaudited) (cont’d)	January 31, 2013

SECURITY	SHARES	VALUE
FINANCIALS - 22.5%
Capital Markets - 5.3%
F&C Asset Management PLC	2,636,424	$4,411,344
Man Group PLC	2,305,240	3,233,830
UBS AG, Registered Shares	271,981	4,716,070	*

Total Capital Markets		12,361,244

Commercial Banks - 8.4%
Banco Santander SA	339,251	2,846,266
Barclays PLC	1,296,468	6,189,157
Erste Bank der Oesterreichischen Sparkassen AG	90,580	3,048,297	*
HSBC Holdings PLC	245,880	2,794,884
Lloyds TSB Group PLC	5,884,510	4,821,342	*

Total Commercial Banks		19,699,946

Diversified Financial Services - 0.6%
Eurazeo	24,654	1,301,517

Insurance - 6.8%
AXA SA	296,396	5,489,374
Direct Line Insurance Group PLC	1,280,300	4,526,109	*
Muenchener Rueckversicherungs-Gesellschaft AG (MunichRe), Registered Shares	16,970	3,118,719
Royal & Sun Alliance Insurance Group PLC	1,317,931	2,752,844

Total Insurance		15,887,046

Real Estate Management & Development - 1.4%
GAGFAH SA	271,500	3,321,473	*

TOTAL FINANCIALS		52,571,226

HEALTH CARE - 6.2%
Health Care Providers & Services - 3.0%
Celesio AG	121,580	2,208,789
Rhoen-Klinikum AG	221,840	4,656,777

Total Health Care Providers & Services		6,865,566

Pharmaceuticals - 3.2%
Bayer AG, Registered Shares	24,560	2,423,703
H. Lundbeck A/S	109,330	1,729,080
Teva Pharmaceutical Industries Ltd., ADR	89,140	3,386,429

Total Pharmaceuticals		7,539,212

TOTAL HEALTH CARE		14,404,778

INDUSTRIALS - 22.9%
Aerospace & Defense - 2.6%
Qinetiq Group PLC	1,059,300	3,158,494
Safran SA	64,960	2,982,576

Total Aerospace & Defense		6,141,070

Airlines - 1.5%
easyJet PLC	243,877	3,601,005

Building Products - 0.8%
Noritz Corp.	98,040	1,758,277

Commercial Services & Supplies - 5.7%
Mitie Group PLC	554,110	2,477,389
Newalta Corp.	251,500	4,047,098
Shanks Group PLC	2,005,880	2,918,866
Séché Environnement	95,000	3,815,556

Total Commercial Services & Supplies		13,258,909

Electrical Equipment - 2.7%
Bekaert NV	48,460	1,459,751
Dongfang Electric Corp. Ltd., Class H Shares	1,165,960	2,270,160

See Notes to Schedule of Investments.

CLEARBRIDGE INTERNATIONAL ALL CAP OPPORTUNITY FUND

Schedule of Investments (unaudited) (cont’d)	January 31, 2013

SECURITY	SHARES	VALUE
Saft Groupe SA	95,600	$2,587,029

Total Electrical Equipment		6,316,940

Industrial Conglomerates - 2.1%
Orkla ASA	267,480	2,360,017
Rheinmetall AG	46,610	2,481,487

Total Industrial Conglomerates		4,841,504

Machinery - 0.5%
Krones AG	19,950	1,239,146

Marine - 1.5%
Baltic Trading Ltd.	343,100	1,108,213
Diana Shipping Inc.	162,630	1,418,134	*
Genco Shipping & Trading Ltd.	322,460	1,077,016	*

Total Marine		3,603,363

Professional Services - 3.8%
Adecco SA	69,580	3,998,719	*
Teleperformance	124,450	4,962,048

Total Professional Services		8,960,767

Transportation Infrastructure - 1.7%
Yuexiu Transport Infrastructure Ltd.	4,636,050	2,564,491
Zhejiang Expressway Co., Ltd., Class H Shares	1,495,080	1,330,177

Total Transportation Infrastructure		3,894,668

TOTAL INDUSTRIALS		53,615,649

INFORMATION TECHNOLOGY - 8.3%
Communications Equipment - 1.9%
Telefonaktiebolaget LM Ericsson, Class B Shares	382,090	4,447,205

Electronic Equipment, Instruments & Components - 0.8%
Nippon Electric Glass Co., Ltd.	381,900	1,837,563

IT Services - 5.1%
Accenture PLC, Class A Shares	49,880	3,585,873
Amadeus IT Holding SA, Class A Shares	55,170	1,383,960
Indra Sistemas SA	333,970	4,366,412
Travelsky Technology Ltd., Class H Shares	4,076,170	2,522,838

Total IT Services		11,859,083

Software - 0.5%
Square Enix Co., Ltd.	94,069	1,167,569

TOTAL INFORMATION TECHNOLOGY		19,311,420

MATERIALS - 9.9%
Chemicals - 3.0%
Akzo Nobel NV	68,774	4,705,489
Borregaard ASA	274,390	1,215,515	*
Wacker Chemie AG	14,960	1,065,198

Total Chemicals		6,986,202

Construction Materials - 1.9%
HeidelbergCement AG	68,850	4,336,750

Containers & Packaging - 1.3%
Rexam PLC	419,868	3,119,792

Metals & Mining - 3.7%
Angang New Steel Co., Ltd.	1,978,010	1,466,534	*
APERAM	76,870	1,115,238
Eramet	9,100	1,291,201
Pan American Silver Corp.	121,760	2,126,588

See Notes to Schedule of Investments.

CLEARBRIDGE INTERNATIONAL ALL CAP OPPORTUNITY FUND

Schedule of Investments (unaudited) (cont’d)	January 31, 2013

SECURITY	SHARES	VALUE
Voestalpine AG	73,080	$2,676,181

Total Metals & Mining		8,675,742

TOTAL MATERIALS		23,118,486

TOTAL COMMON STOCKS (Cost - $194,970,826)		228,518,598

PREFERRED STOCKS - 1.2%
FINANCIALS - 1.1%
Commercial Banks - 1.1%
Itau Unibanco Banco Multiple SA, ADR	142,080	2,448,039

MATERIALS - 0.1%
Containers & Packaging - 0.1%
Rexam PLC, Class B Shares	466,520	332,955	*(a)

TOTAL PREFERRED STOCKS (Cost - $2,324,735)		2,780,994

	EXPIRATION DATE	RIGHTS
RIGHTS - 0.0%
Banco Santander SA (Cost - $69,022)	2/5/13	339,251	69,421	*(a)

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $197,364,583)			231,369,013

	RATE	MATURITY DATE	FACE AMOUNT
SHORT-TERM INVESTMENTS - 1.5%
Repurchase Agreements - 1.5%
Interest in $155,753,000 joint tri-party repurchase agreement dated 1/31/13 with Deutsche Bank Securities Inc.; Proceeds at maturity - $3,514,016; (Fully collateralized by various U.S. government agency obligations, 0.375% to 1.250% due 12/21/15 to 9/28/16; Market value - $3,584,288) (Cost - $3,514,000)	0.160%	2/1/13	$3,514,000	3,514,000

TOTAL INVESTMENTS - 100.4% (Cost - $200,878,583#)				234,883,013
Liabilities in Excess of Other Assets - (0.4)%				(861,575)

TOTAL NET ASSETS - 100.0%				$234,021,438

*	Non-income producing security.

(a)	Security is valued in good faith in accordance with procedures approved by the Board of Trustees (See Note 1).

(b)	Illiquid security.

(c)	Value is less than $1.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:

ADR	— American Depositary Receipts
Strip VVPR	— Verminderde Voorheffing Précompte Réduit (Belgium dividend coupon)

See Notes to Schedule of Investments.

CLEARBRIDGE INTERNATIONAL ALL CAP OPPORTUNITY FUND

Schedule of Investments (unaudited) (cont’d)	January 31, 2013

Summary of Investments by Country**

United Kingdom	21.6%
France	12.1
Germany	11.0
Switzerland	5.7
China	5.3
Japan	4.1
Canada	4.1
Ireland	4.0
Netherlands	3.8
Spain	3.7
Norway	3.6
Sweden	3.4
Austria	2.4
Luxembourg	1.9
Hong Kong	1.7
Australia	1.5
Israel	1.4
Jersey	1.1
Marshall Islands	1.1
Brazil	1.0
Isle of Man	0.9
Denmark	0.7
Mexico	0.7
Belgium	0.6
Cayman Islands	0.5
United States	0.5
Greece	0.1
Short - Term Investments	1.5

100.0%

**	As a percentage of total investments. Please note that Fund holdings are as of January 31, 2013 and are subject to change.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

ClearBridge International All Cap Opportunity Fund (formerly Legg Mason Global Currents International All Cap Oppurtunity Fund) (the “Fund”) is a separate diversified investment series of Legg Mason Partners Equity Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North American Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

Notes to Schedule of Investments (unaudited) (continued)

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)		TOTAL
Long-term investments†:
Common stocks:
Consumer staples	$20,345,216	—	$0	*	$20,345,216
Other common stocks	208,173,382	—	—		208,173,382
Preferred stocks:
Financials	2,448,039	—	—		2,448,039
Materials	—	$332,955	—		332,955
Rights	—	69,421	—		69,421

Total long-term investments	$230,966,637	$402,376	$0	*	$231,369,013

Short-term investments†	—	$3,514,000	—		$3,514,000

Total investments	$230,966,637	$3,916,376	$0	*	$234,883,013

†	See Schedule of Investments for additional detailed categorizations.
*	Value is less than $1.

(b) Repurchase agreements. The Fund may enter into repurchase agreements with institutions that its investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. Under the terms of a typical repurchase agreement, the Fund acquires a debt security subject to an obligation of the seller to repurchase, and of the Fund to resell, the security at an agreed-upon price and time, thereby determining the yield during the Fund’s holding period. When entering into repurchase agreements, it is the Fund’s policy that its custodian or a third party custodian, acting on the Fund’s behalf, take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction maturity exceeds one business day, the value of the collateral is marked-to-market and measured against the value of the agreement in an effort to ensure the adequacy of the collateral. If the counterparty defaults, the Fund generally has the right to use the collateral to satisfy the terms of the repurchase transaction. However, if the market value of the collateral declines during the period in which the Fund seeks to assert its rights or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(c) Foreign currency translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

Notes to Schedule of Investments (unaudited) (continued)

(d) Foreign investment risks. The Fund’s investments in foreign securities may involve risks not present in domestic investments. Since securities may be denominated in foreign currencies, may require settlement in foreign currencies or pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Fund. Foreign investments may also subject the Fund to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which affect the market and/or credit risk of the investments.

(e)	Security transactions. Security transactions are accounted for on a trade date basis.

2. Investments

At January 31, 2013, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$42,897,777
Gross unrealized depreciation	(8,893,347)

Net unrealized appreciation	$34,004,430

3. Derivative instruments and hedging activities

GAAP requires enhanced disclosure about an entity’s derivative and hedging activities.

During the period ended January 31, 2013, the Fund did not invest in any derivative instruments.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Equity Trust

By	/S/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date:	March 26, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/S/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date:	March 26, 2013

By	/S/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date:	March 26, 2013